PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                            STRONG ADVISOR FOCUS FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                         STRONG ADVISOR U.S. VALUE FUND

                Supplement to Prospectus dated November 30, 2000



Effective January 3, 2001, Mr. Rimas M. Milaitis is the sole manager of the Strong Advisor U.S. Value Fund.



           The date of this Prospectus Supplement is January 12, 2001.

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND L

                        STRONG ADVISOR COMMON STOCK FUND
                            STRONG ADVISOR FOCUS FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                         STRONG ADVISOR U.S. VALUE FUND

                Supplement to Prospectus dated November 30, 2000



Effective January 3, 2001, Mr. Rimas M. Milaitis is the sole manager of the Strong Advisor U.S. Value Fund.



          The date of this Prospectus Supplement is January 12, 2001.

            PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG ADVISOR EQUITY FUNDS
                                     CLASS Z

                        STRONG ADVISOR COMMON STOCK FUND
                       STRONG ADVISOR MID CAP GROWTH FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR U.S. VALUE FUND

                Supplement to Prospectus dated November 30, 2000



Effective January 3, 2001, Mr. Rimas M. Milaitis is the sole manager of the Strong Advisor U.S. Value Fund.



          The date of this Prospectus Supplement is January 12, 2001.